CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Stockholders' Equity [Abstract]
Common stock, shares outstanding, beginning	8,970,860	8,723,488	8,704,313
Common stock, shares outstanding	8,832,711	8,970,860	8,723,488
Tax effect on Available for sale Securities change in unrealized holding gain or loss	$ 1,400	$ 342	$ 1,853
Tax effect on adjustment for gain included in net income	363	286	24
Tax effect on net unrealized holding gains on securities arising during the period	1,037	56	1,829
Restricted stock, shares	28,732	55,993
Redemption of Preferred Stock, shares	7,172	7,172
Cash Dividends Declared on Common Stock, per share	$ 0.20	$ 0.20	$ 0.26
Dividend Reinvestment Program, shares	13,119	11,379	7,581
Common Stock Dividend, shares			434,272
Common Stock Options Exercised, shares			63,921
Issuance of Preferred Stocks and Warrant, shares			28,685
Tax effect on the Adjustment to Initially Apply "Recognition and Presentation Of Other-Than-Temporary Impairments"			$ 1,669
Treasury Shares Associated with Common Stock Options Exercised, shares			52,327